FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
SUMMARY OF CONTRACTUAL UNDISCOUNTED CASH FLOW FINANCIAL LIABILITIES

Contractual undiscounted cash flow requirements for financial liabilities as at September 30, 2023 are as follows:

	Carrying value	Contractual Cash flows	Within 1 year	1 - 5 Years
	$	$	$	$
Accounts payable and accrued liabilities	606,498	606,498	606,498	-
Loan payable	40,000	40,000	-	40,000
	646,498	646,498	606,498	40,000